UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Monarch Alternative Capital LP

   Address:   375 Park Avenue, 14th Floor
              New York, NY  10152

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Michael Weinstock
   Title:   Managing Principal
   Phone:   212-418-1700

Signature, Place and Date of Signing:



   /s/ Michael Weinstock            New York, NY            February 11, 2008

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Monarch Alternative Capital LP
28-12184
Report for Period Ended:  12/31/2007

Report Summary:

   Number of Other Included Managers:                 1
   Form 13F Information Table Entry Total:            3
   Form 13F Information Table Value Total:     $113,475 (thousands)

List of Other Included Managers:

   01   28-12185     Monarch Debt Recovery Master Fund Ltd

                          FORM 13F INFORMATION TABLE



           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
OWENS CORNING NEW              COM              690742101     5704   282080 SH       SOLE                 282080        0        0
PROTECTION ONE INC             COM NEW          743663403    59648  5901943 SH       SOLE                5901943        0        0
SILICON GRAPHICS INC           COM NEW          827056300    48123  3097040 SH       SOLE                3097140        0        0